EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 88,526	$ 75,063	$ 65,000
Denominator for basic earnings per share - weighted average shares	61,206,093	61,062,657	58,662,836
Effect of dilutive securities -
Employee stock awards	729,335	670,282	589,157
Warrants	49,994	114,608	140,674
Denominator for diluted earnings per share - adjusted weighted average shares	61,985,422	61,847,547	59,392,667
Basic	$ 1.45	$ 1.23	$ 1.11
Diluted	$ 1.43	$ 1.21	$ 1.09